Income Taxes (Details 2)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income at U.S. statutory rate	21.00%
State taxes, net of federal benefit	0.00%
Transaction costs	32.69%
Change in valuation allowance	14.41%
Effective income tax rate	68.10%